UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Harbinger Holdings, LLC
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:          028-13483
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Philip Falcone
Title:            Managing Member
Phone:            212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York     November 15, 2010
-------------------------------      ----------------------   -----------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 2
                                                          -------------------
Form 13F Information Table Entry Total:                           24
                                                          -------------------
Form 13F Information Table Value Total:                       $1,867,569
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1   028-13482             Harbinger Capital Partners LLC

2   028-12357             Harbinger Capital Partners Special Situations GP, LLC


                                            HARBINGER HOLDINGS, LLC
                                                   FORM 13F
                                        QUARTER ENDED SEPTEMBER 30, 2010


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
                                                  FORM 13F INFORMATION TABLE

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC              IPATH S&P ST ETN 06740C527   60,515  3,500,000 SH       DEFINED    1         3,500,000
CLIFFS NATURAL RESOURCES INC COM              18683K101   28,764    450,000 SH       DEFINED    1           450,000
CONSTELLATION ENERGY GROUP I COM              210371100    3,644    113,025 SH       DEFINED    2           113,025
CORN PRODS INTL INC          COM              219023108  140,646  3,750,563 SH       DEFINED    1         3,750,563
CROSSTEX ENERGY INC          COM              22765Y104   35,550  4,500,000 SH       DEFINED    1         4,500,000
EXCO RESOURCES INC           COM              269279402   99,029  6,659,647 SH       DEFINED    1         6,659,647
HARBINGER GROUP INC          COM              41146A106   21,438  3,862,622 SH       DEFINED    1         3,862,622
HARBINGER GROUP INC          COM              41146A106   15,378  2,770,752 SH       DEFINED    2         2,770,752
ISTAR FINL INC               FRNT 10/0        45031UBF7    4,194  5,500,000 PRN      DEFINED    1                          NONE
MEDIA GEN INC                CL A             584404107    1,449    161,771 SH       DEFINED    1           161,771
MIRANT CORP NEW              COM              60467R100    5,932    595,573 SH       DEFINED    1           595,573
MIRANT CORP NEW              COM              60467R100      996    100,000 SH       DEFINED    2           100,000
NEW YORK TIMES CO            CL A             650111107   94,795 12,247,386 SH       DEFINED    1        12,247,386
OWENS CORNING NEW            *W EXP 10/30/201 690742127      793    475,000 SH       DEFINED    1           475,000
PROSHARES TR                 PSHS ULTSHRT QQQ 74347R875   16,504  1,125,000 SH  CALL DEFINED    1         1,125,000
PROSHARES TR                 PSHS ULSHT SP500 74347R883   44,385  1,500,000 SH       DEFINED    1         1,500,000
PROSHARES TR                 PSHS ULSHT SP500 74347R883   33,289  1,125,000 SH  CALL DEFINED    1         1,125,000
REDDY ICE HLDGS INC          COM              75734R105    3,012  1,321,028 SH       DEFINED    1         1,321,028
SPDR GOLD TRUST              GOLD SHS         78463V107  287,798  2,250,000 SH       DEFINED    1         2,250,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103   85,598    750,000 SH  PUT  DEFINED    1           750,000
SPECTRUM BRANDS HLDGS INC    COM              84763R101  751,043 27,632,184 SH       DEFINED    1        27,632,184
SPECTRUM BRANDS HLDGS INC    COM              84763R101  117,795  4,333,891 SH       DEFINED    2         4,333,891
TERRESTAR CORP               COM              881451108   10,981 31,636,394 SH       DEFINED    1        31,636,394
TERRESTAR CORP               COM              881451108    4,041 11,642,368 SH       DEFINED    2        11,642,368